SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2025
SHARE-BASED COMPENSATION
Summary of options activities

The following is a summary of options activities during the nine months ended September 30, 2025:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	options	price	term (years)	$
Outstanding as of December 31, 2024	12,082,166	$1.45	9.1	$—
Granted(1)	16,387,070	1.41
Exercised	(245,295)	0.60
Forfeited	(1,619,720)	1.29
Expired	(922,489)	5.86
Outstanding as of September 30, 2025	25,681,732	$1.28	9.5	$18,974
Options vested and exercisable as of September 30, 2025	3,535,043	$1.78	8.4	$3,237

Included in the granted options were 15,989,193 options subject to both service-based and market-based vesting conditions tied to the Company’s share price at one or more specified thresholds (the “Market and Service-based Options”). As of September 30, 2025, 15,989,193 Market and Service-based Options remained outstanding.
Schedule of share-based compensation expenses

The total share-based compensation expense related to employees and non-employee directors are reported in the following financial statement line items on the consolidated statements of comprehensive loss:

	Nine Months Ended September 30,
	2025	2024
Research and development expenses	$140	$901
Administrative expenses	1,889	(3,674)
Equity in loss of affiliate	—	(674)
Total	$2,029	$(3,447)

Service-based Options
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used

The assumptions used in the valuation models were as follows:

	Nine Months Ended September 30,
	2025	2024
Fair value of ordinary shares	$0.72	$0.71
Weighted average expected term (years)	6.0	5.9
Weighted average expected volatility	87.4%	87.3%
Risk-free interest rate	4.1%	4.5%
Dividend yield	—	—

Market and Service-based Options
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used

The assumptions used in the valuation model were as follows:

Nine Months Ended September 30, 2025
Fair value of ordinary shares	$1.97
Weighted average expected term (years)	2.8
Weighted average expected volatility	82.5%
Risk-free interest rate	3.8%
Dividend Yield	—

Restricted share units
SHARE-BASED COMPENSATION
Schedule of non-vested RSU activities

The following is a summary of RSU activities during the nine months ended September 30, 2025:

		Weighted average
	Number of	grant date
	RSUs	fair value
Unvested as of December 31, 2024 (1)	5,377,416	$0.75
Granted	1,261,304	1.71
Vested	(804,947)	1.47
Forfeited	(542,996)	1.34
Unvested as of September 30, 2025 (1)	5,290,777	$0.81

(1)
Included in the unvested awards as of September 30, 2025 and December 31, 2024 were 2,863,500 units that will be eligible to vest upon the satisfaction of specified market-based conditions tied to the price of the Company’s publicly traded shares at three distinct price threshold levels (the “Market-based Units”). As of September 30, 2025, 2,863,500 Market-based Units remained outstanding.